Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Schedule of Inventories	Inventories consist of the following:
	December 31, 2023	December 31, 2022
Food, beverage and packaged products	38,253,329	52,713,996
Merchandise for e-commerce sales	2,659,789	14,164,790
Others	9,805,731	4,588,731
	50,718,849	71,467,517